Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill	$ 34,476	$ 26,626	$ 14,227
Patient services
Goodwill [Line Items]
Goodwill	29,293	21,443	9,044
Dispensary
Goodwill [Line Items]
Goodwill	4,551	4,551	4,551
Clinical trials & other
Goodwill [Line Items]
Goodwill	$ 632	$ 632	$ 632